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invesco.com
June 8, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK No. 0000896435
Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on May 29, 2020 (Accession Number: 0001683863-20-010264).
Please direct any comments or questions to the undersigned, or contact me at (713) 214-1576 or at tabitha.washington@invesco.com.
Very truly yours,
/s/ Tabitha Washington
Tabitha Washington
Paralegal III